COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	6 Months Ended
Jun. 30, 2026
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Inventories

Inventories as of June 30, 2026, and December 31, 2025, are comprised of the following:

	June 30,	December 31,
	2026	2025
Quartzite processed slabs	36,493	36,493
Total	36,493	36,493

Quartzite inventories as of June 30, 2026 contain slabs produced through the cutting and polishing of natural quartzite. Slabs are actively sold in the market and classified as finished goods.

Property and Equipment

The following table sets forth the components of our property and equipment as of June 30, 2026 and December 31, 2025:

	June 30, 2026			December 31, 2025
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Capital assets subject to depreciation:
Computers and office equipment	11,410	(2,279)	9,131	6,453	(1,290)	5,163
Machinery and equipment	469,472	(22,313)	447,159	469,472	(14,845)	454,627
Mineral rights (1) (2)	1,632,728	(2,942)	1,629,786	1,446,843	(749)	1,446,094
Land	20,250	-	20,250	20,250	-	20,250
Facilities	16,327	(2,665)	13,662	16,327	(1,848)	14,479
Total fixed assets	2,150,187	(30,199)	2,119,988	1,959,345	(18,732)	1,940,613

For the six months ended June 30, 2026 and 2025, we recorded depreciation and amortization expense of $11,502, $8,476, respectively.

(1)	The amortization of mineral rights was triggered by the extraction of iron ore in the Rio Piracicaba Project, following the lease agreement entered into by us and a third party in 2025.

(2)	During the first half of 2026, we acquired mineral rights for graphite totaling 1,563 hectares in Malacacheta, Minas Gerais, for a purchase price of $185,884.

Derivative assets - Non-Deliverable Forward

Our Brazilian subsidiaries are exposed to foreign-currency exchange-rate fluctuations in the normal course of business because a portion of their expenses are paid in Brazilian reais (BRL). To mitigate this exposure, these subsidiaries utilize non-deliverable forward foreign-exchange contracts (“NDFs”), which are designed to offset changes in cash flows attributable to currency exchange movements.

We apply hedge accounting in accordance with U.S. GAAP (ASC 815). As a result, these derivative instruments are designated and qualify as cash flow hedges, with the entire gain or loss on the derivative initially recorded in Other Comprehensive Income (OCI). These amounts remain deferred in OCI and are subsequently reclassified into earnings in the same income statement line item as the hedged item when it affects earnings.

We actively monitor the derivative portfolio of its subsidiaries on a monthly basis to assess financial results and cash flow implications. These contracts are used strictly for risk management purposes, and none of our Brazilian subsidiaries engage in speculative foreign-exchange transactions. Additionally, these contracts do not contain any credit-risk-related contingent features.

As of June 30, 2026, the fair value of outstanding NDF contracts was recorded as Derivative assets on the balance sheet.

For the period ended June 30, 2026:

●	we had unrealized gains/(losses) from NDF contracts recognized in OCI of $59,004; and

●	we reclassified a $42,158 revenue into Finance (costs) income from OCI.

The following table summarizes the non-deliverable forward foreign exchange contracts that remain open as of June 30, 2026:

Subsidiary	Dates Entered Into	Derivative Financial Instrument	Total Notional Amounts (USD)	FX rate (BRL/USD)	Total Notional Amounts (BRL)	Settlement Dates (Range)

Mineração Apollo Ltda	March, 2026	Forward foreign exchange contracts (USD/BRL)	$1,500,000	5.50	8,243,875	31-Jul-2026 - 30-Dec-2026

Related Party Receivables/Payables

As of June 30, 2026, we had related party payables totaling $20,268, compared to $1,088,540 as of December 31, 2025.

The balance as of June 30, 2026 relates to amounts payable to Atlas Lítio do Brasil Ltda. (“ALB”), an indirect subsidiary of Atlas Lithium under a cost-sharing agreement for geology-related and administrative support services. The balance associated with this arrangement was $83,493 as of December 31, 2025.

The December 31, 2025 related party balance also included intercompany loans payable to Atlas Lithium totaling $1,005,049, which were fully settled during the first quarter of 2026.

Accounts Payable and Accrued Expenses

	June 30, 2026	December 31, 2025
Trade payables	376,142	594,566
Payroll and social charges	102,941	116,221
Taxes payable	18,770	11,002
Total	497,853	721,789

Other Current Assets

Other current assets are comprised primarily of the amounts paid to Atlas Lithium following the Option Agreement, pursuant to which we acquired an option to acquire 100% of the equity interests of Brazil Minerals Resources Corporation, a wholly owned subsidiary of Atlas Lithium.

The table below summarizes the amounts presented as Other Current Assets:

	June 30, 2026	December 31, 2025
Option agreement	500,000	500,000
Other	2,323	81,782
Total	502,323	581,782